Stock-Based Compensation (Detail 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jan. 21, 2016	Jan. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share			$ 1.79	$ 30.40
Outstanding Options, Shares	209,772	369,887
Outstanding Options, Weighted- Average Remaining Contractual Term	8 years 2 months 12 days	9 years 1 month 6 days
Weighted Average- Exercise Price	$ 4.75	$ 4.64
Exercisable Options, Shares	86,859	51,555
Exercisable Options, Weighted- Average Exercise Price	$ 7.08	$ 14.12
Range of Exercise Prices - Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 3.10	$ 3.10
Outstanding Options, Shares	182,528	339,946
Outstanding Options, Weighted- Average Remaining Contractual Term	9 years 3 months 18 days	9 years 9 months 18 days
Weighted Average- Exercise Price	$ 3.10	$ 3.10
Exercisable Options, Shares	59,615	21,614
Exercisable Options, Weighted- Average Exercise Price	$ 3.10	$ 3.10
Range of Exercise Prices - Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 5.60	$ 5.60
Outstanding Options, Shares	2,500	2,500
Outstanding Options, Weighted- Average Remaining Contractual Term	9 months 29 days	1 year 3 months 29 days
Weighted Average- Exercise Price	$ 5.60	$ 5.60
Exercisable Options, Shares	2,500	2,500
Exercisable Options, Weighted- Average Exercise Price	$ 5.60	$ 5.60
Range of Exercise Prices - Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 11.40	$ 6.90
Outstanding Options, Shares	17,674	625
Outstanding Options, Weighted- Average Remaining Contractual Term	9 months 29 days	4 days
Weighted Average- Exercise Price	$ 11.40	$ 6.90
Exercisable Options, Shares	17,674	625
Exercisable Options, Weighted- Average Exercise Price	$ 11.40	$ 6.90
Range of Exercise Prices - Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share	$ 30.40	$ 11.40
Outstanding Options, Shares	7,070	17,804
Outstanding Options, Weighted- Average Remaining Contractual Term	9 months 29 days	1 year 3 months 25 days
Weighted Average- Exercise Price	$ 30.40	$ 11.40
Exercisable Options, Shares	7,070	17,804
Exercisable Options, Weighted- Average Exercise Price	$ 30.40	$ 11.40
Range of Exercise Prices - Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share		$ 22.70
Outstanding Options, Shares		442
Outstanding Options, Weighted- Average Remaining Contractual Term		4 days
Weighted Average- Exercise Price		$ 22.70
Exercisable Options, Shares		442
Exercisable Options, Weighted- Average Exercise Price		$ 22.70
Range Of Exercise Prices - Range 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share		$ 30.40
Outstanding Options, Shares		7,070
Outstanding Options, Weighted- Average Remaining Contractual Term		1 year 3 months 29 days
Weighted Average- Exercise Price		$ 30.40
Exercisable Options, Shares		7,070
Exercisable Options, Weighted- Average Exercise Price		$ 30.40
Range Of Exercise Prices - Range 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Share		$ 143.00
Outstanding Options, Shares		1,500
Outstanding Options, Weighted- Average Remaining Contractual Term		5 months 12 days
Weighted Average- Exercise Price		$ 143.00
Exercisable Options, Shares		1,500
Exercisable Options, Weighted- Average Exercise Price		$ 143.00